Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Macro-Hedges - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Loans and account receivable at amortised cost
Schedule of Macro-Hedges [Line Items]
Hedge item	$ 5,409,585	$ 6,323,045
Loans and account receivable at amortised cost | Demand
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Up to 1 month
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Between 1 and 3 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Between 3 and 12 months
Schedule of Macro-Hedges [Line Items]
Hedge item	1,190,024	2,001,551
Loans and account receivable at amortised cost | Between 1 and 3 years
Schedule of Macro-Hedges [Line Items]
Hedge item	2,052,049	2,586,367
Loans and account receivable at amortised cost | Between 3 and 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	896,398	1,139,074
Loans and account receivable at amortised cost | More than 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	1,271,114	596,053
Loans and account receivable at amortised cost | Mortgage loans
Schedule of Macro-Hedges [Line Items]
Hedge item	377,927	377,928
Loans and account receivable at amortised cost | Mortgage loans | Demand
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Mortgage loans | Up to 1 month
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Mortgage loans | Between 1 and 3 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Mortgage loans | Between 3 and 12 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Mortgage loans | Between 1 and 3 years
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Mortgage loans | Between 3 and 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	83,860	0
Loans and account receivable at amortised cost | Mortgage loans | More than 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	294,067	377,928
Loans and account receivable at amortised cost | Commercial loans
Schedule of Macro-Hedges [Line Items]
Hedge item	5,031,658	5,945,117
Loans and account receivable at amortised cost | Commercial loans | Demand
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Commercial loans | Up to 1 month
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Commercial loans | Between 1 and 3 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Commercial loans | Between 3 and 12 months
Schedule of Macro-Hedges [Line Items]
Hedge item	1,190,024	2,001,551
Loans and account receivable at amortised cost | Commercial loans | Between 1 and 3 years
Schedule of Macro-Hedges [Line Items]
Hedge item	2,052,049	2,586,367
Loans and account receivable at amortised cost | Commercial loans | Between 3 and 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	812,538	1,139,074
Loans and account receivable at amortised cost | Commercial loans | More than 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	977,047	218,125
Hedging instrument
Schedule of Macro-Hedges [Line Items]
Hedge item	5,409,585	6,323,045
Hedging instrument | Demand
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Up to 1 month
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Between 1 and 3 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Between 3 and 12 months
Schedule of Macro-Hedges [Line Items]
Hedge item	1,190,024	2,001,551
Hedging instrument | Between 1 and 3 years
Schedule of Macro-Hedges [Line Items]
Hedge item	2,052,049	2,586,367
Hedging instrument | Between 3 and 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	896,398	1,139,074
Hedging instrument | More than 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	1,271,114	596,053
Hedging instrument | Cross currency swaps
Schedule of Macro-Hedges [Line Items]
Hedge item	4,159,585	3,523,045
Hedging instrument | Cross currency swaps | Demand
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Cross currency swaps | Up to 1 month
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Cross currency swaps | Between 1 and 3 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Cross currency swaps | Between 3 and 12 months
Schedule of Macro-Hedges [Line Items]
Hedge item	1,190,024	451,551
Hedging instrument | Cross currency swaps | Between 1 and 3 years
Schedule of Macro-Hedges [Line Items]
Hedge item	902,049	1,736,367
Hedging instrument | Cross currency swaps | Between 3 and 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	796,398	739,074
Hedging instrument | Cross currency swaps | More than 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	1,271,114	596,053
Hedging instrument | Interest rate swaps
Schedule of Macro-Hedges [Line Items]
Hedge item	1,250,000	2,800,000
Hedging instrument | Interest rate swaps | Demand
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Interest rate swaps | Up to 1 month
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Interest rate swaps | Between 1 and 3 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Interest rate swaps | Between 3 and 12 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	1,550,000
Hedging instrument | Interest rate swaps | Between 1 and 3 years
Schedule of Macro-Hedges [Line Items]
Hedge item	1,150,000	850,000
Hedging instrument | Interest rate swaps | Between 3 and 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	100,000	400,000
Hedging instrument | Interest rate swaps | More than 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	$ 0	$ 0